Costa Concordia and Costa Allegra - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Nov. 30, 2012 USD ($)	Nov. 30, 2012 Costa Concordia USD ($)	Nov. 30, 2012 Costa Concordia EUR (€)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups [Line Items]
Asset impairment charge		$ 515	€ 381
Insurance proceeds from the loss of Costa Concordia	508	508	395
Insurance proceeds in excess of net carrying from the loss of Costa Concordia		17	14
Other charges recognized		28
Insurance deductible for third party personal injury liability		$ 10